Acquisitions - Summary of Business Combination Details Of Consideration Transferred (Detail) - Hippo Enterprises Inc And Subsidiaries [Member] - USD ($) $ in Millions			12 Months Ended
	Oct. 17, 2019	Apr. 15, 2019	Dec. 31, 2020
Business Acquisition [Line Items]
Total value of consideration transferred	$ 6.3	$ 0.5
Spinmaker Insurance Company [Member]
Business Acquisition [Line Items]
Cash Paid			$ 95.6
Less: consideration for settlement of pre-existing liabilities due to Spinnaker			(5.1)
Total value of consideration transferred			$ 90.5